Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

Note 16 — Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company has entered into seven non-cancellable operating lease agreements. The Company’s operating lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms is 1.5 years as of December 31, 2025. Pursuant to requirements under ASC 842, the Company recognized right of use (“ROU”) assets and lease liabilities for operating leases at their commencement date, based on the present value of future minimum rental payments and a weighted average discount rate of 7%, which was determined using an incremental borrowing rate with similar term in the PRC. As of December 31, 2024 and December 31, 2025, the Company’s ROU assets were RMB 1,580,414 and RMB 917,975 (USD 130,602), respectively. Lease liabilities as of December 31, 2024 and December 31, 2025 were RMB1,500,171 and RMB 924,856 (USD 131,581), respectively.

Lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. For the years ended December 31, 2023, December 31, 2024 and December 31, 2025, total lease expenses were RMB 1,431,155, RMB 1,299,457 and RMB 1,254,393 (USD 178,459).

The maturity of the Company’s lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2026	703,002	100,017
2027	243,281	34,612
2028	-	-
2029	-	-
2030	-	-
Total lease payments	946,283	134,629
Less: Interest	21,427	3,048
Present value of lease liabilities	924,856	131,581